Nationwide Life Insurance Company:
•  Nationwide Variable Account - II
•  Nationwide Variable Account - 4
•  Nationwide Variable Account - 7
•  Nationwide Variable Account - 8
•  Nationwide Variable Account - 9
•  Nationwide Variable Account - 10
•  Nationwide Variable Account - 14
•  Nationwide VLI Separate Account - 2
•  Nationwide VLI Separate Account - 4
•  Nationwide VLI Separate Account - 6
•  Nationwide VLI Separate Account - 7

Nationwide Life and Annuity Insurance Company:
•  Nationwide VL Separate Account - C
•  Nationwide VL Separate Account - D
•  Nationwide VL Separate Account – G
•  Nationwide VA Separate Account – B

Nationwide Life Insurance Company of America:
•  Nationwide Provident VLI Separate Account 1

Nationwide Life and Annuity Insurance Company of America:
     •  Nationwide Provident VLI Separate Account A

Prospectus supplement dated October 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective October 1, 2008, “Appendix A:  Underlying Mutual Funds” is amended by adding Oppenheimer Funds, Inc. as an additional Sub-adviser for the Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund.